Share-Based Payment Transactions (Details) - Schedule of fair value for Share Options granted - $ / shares		12 Months Ended
	Oct. 10, 2019	Dec. 31, 2021	Dec. 31, 2019
Schedule of fair value for Share Options granted [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	70.00%	76.00%	73.00%
Risk-free interest rate (%)	1.67%	2.61%	1.91%
Expected life of share options (years)	10 years	10 years	9 years 9 months 10 days
Underlying ordinary share price (in Dollars per share)	$ 154		$ 78.12